Balances and Transactions with Related Parties - Summary of Compensation of Key Management Personnel (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key management personnel compensation [abstract]
Short-term employee benefits	$ 337	$ 221	$ 182
Share-based benefits	55	34	26
Post-retirement benefits	14	10	9
Termination benefits		109	94
Total	$ 406	$ 374	$ 311